Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year (a)	Summary Compensation Table Total for CEO ($) (b)	Compensation Actually Paid for CEO ($) (c)	Average Summary Compensation Table Total for Other NEOs ($) (b)	Average Compensation Actually Paid for Other NEOs ($) (d)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted Diluted EPS ($) (g)
					Total Shareholder Return ($) (e)	Peer Group Total Shareholder Return ($) (f)
2023	12,424,078	8,465,998	4,316,877	3,430,975	87.95	111.92	396,411,721	5.70
2022	11,603,104	5,226,416	3,889,994	1,502,467	78.28	67.29	356,407,443	4.52
2021	10,620,565	16,334,031	3,154,881	5,089,048	114.56	88.83	307,824,735	3.65
2020	12,927,592	5,020,006	3,298,876	2,633,639	90.95	74.12	(255,443,739)	(0.94)

(a)Our CEO was Michael Brown during all periods presented. During 2023 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers, and Olivier Chavy. During 2022 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers, Olivier Chavy and Noah Brodsky. Noah Brodsky terminated employment effective July 1, 2022. During 2021 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers and Noah Brodsky. During 2020 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers, Noah Brodsky and Brad Dettmer. Brad Dettmer terminated employment effective June 15, 2020.
(b)Represents total compensation amount reported for the CEO in the Summary Compensation Table (SCT) and the average of total compensation amounts reported for other NEOs in the SCT for each applicable year.
(c)The following table sets forth the adjustments made to the SCT total amount for each covered year to determine the CAP for our CEO.

Adjustments to Determine CAP for CEO	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Deduction for total of amounts reported under the Stock Awards and Option Awards columns in the SCT	(9,799,932)	(7,699,986)	(7,139,945)	(11,499,923)
Increase for fair value of awards granted during year that remained unvested at year-end	4,077,634	7,951,944	6,340,732	12,391,174
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end	596,239	(6,782,534)	3,980,277	(8,045,926)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year	423,877	(598,155)	2,297,602	(688,457)
Average increase for dividends paid (accrued) in the covered year up to vesting date	744,102	752,043	234,799	(64,454)
Total Adjustments	(3,958,080)	(6,376,688)	5,713,465	(7,907,586)
(d)The following table sets forth the adjustments made to the average of SCT total amounts for each covered year to determine the CAP for our NEOs excluding our CEO.

Adjustments to Determine CAP for NEOs (excluding our CEO)	2023 Average ($)	2022 Average ($)	2021 Average ($)	2020 Average ($)
Average deduction for total of amounts reported under the Stock Awards and Option Awards columns in the SCT	(3,299,952)	(2,013,935)	(1,929,979)	(2,354,935)
Average increase for fair value of awards granted during year that remain unvested at year-end	1,737,619	1,516,817	1,807,965	3,045,892
Average increase for fair value of awards granted during year that vested during year (actual amounts only for Mr. Brodsky in 2022 of $226,243 and Mr. Dettmer in 2020 of $116,456)	—	45,249	—	23,291
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end	241,262	(1,569,651)	1,150,212	(1,061,075)

Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year	167,848	(353,979)	769,033	(267,959)
Average deduction for prior year fair value of awards forfeited during the year (actual amounts only for Mr. Brodsky in 2022 of $1,138,870 and Mr. Dettmer in 2020 of $618,376)	—	(227,774)	—	(123,675)
Average increase for dividends paid (accrued) in the covered year up to vesting date	267,322	215,746	136,937	73,224
Total Adjustments	(885,901)	$(2,387,527)	$1,934,168	$(665,237)
(e)Total shareholder return is calculated for the measurement period based on a fixed investment of $100 beginning on December 31, 2019 and ending on December 31 of each applicable year in the Pay Versus Performance Table, assuming the reinvestment of dividends.
(f)Total shareholder return is calculated for the Standard & Poor’s Rating Services (S&P) Hotels, Resorts & Cruise Lines index for the measurement period based on a fixed investment of $100 beginning on December 31, 2019 and ending on December 31 of each applicable year in the Pay Versus Performance Table, assuming the reinvestment of dividends. This industry index is also used in the Stock Performance Graph in Item 5 of our 2023 Annual Report on Form 10-K.
(g)The Company has identified adjusted EPS as the company-selected financial performance measure for the pay versus performance disclosure as it represents the most important financial performance measure use to link CAP to our CEO and other NEOs in 2023 to the Company's performance. (See Appendix A in this Proxy Statement for a reconciliation of adjusted EPS, a non-GAAP measure, the most directly comparable GAAP measure.)

PEO Total Compensation Amount	[1]	$ 12,424,078	$ 11,603,104	$ 10,620,565	$ 12,927,592
PEO Actually Paid Compensation Amount	[2]	8,465,998	5,226,416	16,334,031	5,020,006
Non-PEO NEO Average Total Compensation Amount	[1]	4,316,877	3,889,994	3,154,881	3,298,876
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	3,430,975	1,502,467	5,089,048	2,633,639
Total Shareholder Return Amount	[4]	87.95	78.28	114.56	90.95
Peer Group Total Shareholder Return Amount	[5]	111.92	67.29	88.83	74.12
Net Income (Loss)		$ 396,411,721	$ 356,407,443	$ 307,824,735	$ (255,443,739)
Company Selected Measure Amount	[6]	5.70	4.52	3.65	(0.94)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (3,958,080)	$ (6,376,688)	$ 5,713,465	$ (7,907,586)
PEO | Deduction for amounts reported under the Stock Awards and Option Awards columns in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,799,932)	(7,699,986)	(7,139,945)	(11,499,923)
PEO | Increase for fair value of awards granted during year that remained unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,077,634	7,951,944	6,340,732	12,391,174
PEO | Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		596,239	(6,782,534)	3,980,277	(8,045,926)
PEO | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		423,877	(598,155)	2,297,602	(688,457)
PEO | Increase for dividends paid (accrued) during the year prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		744,102	752,043	234,799	(64,454)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(885,901)	(2,387,527)	1,934,168	(665,237)
Non-PEO NEO | Deduction for amounts reported under the Stock Awards and Option Awards columns in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,299,952)	(2,013,935)	(1,929,979)	(2,354,935)
Non-PEO NEO | Increase for fair value of awards granted during year that remained unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,737,619	1,516,817	1,807,965	3,045,892
Non-PEO NEO | Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		241,262	(1,569,651)	1,150,212	(1,061,075)
Non-PEO NEO | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		167,848	(353,979)	769,033	(267,959)
Non-PEO NEO | Increase for dividends paid (accrued) during the year prior to vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		267,322	215,746	136,937	73,224
Non-PEO NEO | Increase for fair value of awards granted during year that that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	45,249	0	23,291
Non-PEO NEO | Deduction for prior year fair value of awards forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	(227,774)	$ 0	(123,675)
Non-PEO NEO | Noah Brodsky [Member] | Increase for fair value of awards granted during year that that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			226,243
Non-PEO NEO | Noah Brodsky [Member] | Deduction for prior year fair value of awards forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,138,870)
Non-PEO NEO | Brad Dettmer [Member] | Increase for fair value of awards granted during year that that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					116,456
Non-PEO NEO | Brad Dettmer [Member] | Deduction for prior year fair value of awards forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (618,376)

[1]	Represents total compensation amount reported for the CEO in the Summary Compensation Table (SCT) and the average of total compensation amounts reported for other NEOs in the SCT for each applicable year.
[2]	The following table sets forth the adjustments made to the SCT total amount for each covered year to determine the CAP for our CEO.

Adjustments to Determine CAP for CEO	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Deduction for total of amounts reported under the Stock Awards and Option Awards columns in the SCT	(9,799,932)	(7,699,986)	(7,139,945)	(11,499,923)
Increase for fair value of awards granted during year that remained unvested at year-end	4,077,634	7,951,944	6,340,732	12,391,174
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end	596,239	(6,782,534)	3,980,277	(8,045,926)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year	423,877	(598,155)	2,297,602	(688,457)
Average increase for dividends paid (accrued) in the covered year up to vesting date	744,102	752,043	234,799	(64,454)
Total Adjustments	(3,958,080)	(6,376,688)	5,713,465	(7,907,586)

[3]	The following table sets forth the adjustments made to the average of SCT total amounts for each covered year to determine the CAP for our NEOs excluding our CEO.

Adjustments to Determine CAP for NEOs (excluding our CEO)	2023 Average ($)	2022 Average ($)	2021 Average ($)	2020 Average ($)
Average deduction for total of amounts reported under the Stock Awards and Option Awards columns in the SCT	(3,299,952)	(2,013,935)	(1,929,979)	(2,354,935)
Average increase for fair value of awards granted during year that remain unvested at year-end	1,737,619	1,516,817	1,807,965	3,045,892
Average increase for fair value of awards granted during year that vested during year (actual amounts only for Mr. Brodsky in 2022 of $226,243 and Mr. Dettmer in 2020 of $116,456)	—	45,249	—	23,291
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end	241,262	(1,569,651)	1,150,212	(1,061,075)

Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year	167,848	(353,979)	769,033	(267,959)
Average deduction for prior year fair value of awards forfeited during the year (actual amounts only for Mr. Brodsky in 2022 of $1,138,870 and Mr. Dettmer in 2020 of $618,376)	—	(227,774)	—	(123,675)
Average increase for dividends paid (accrued) in the covered year up to vesting date	267,322	215,746	136,937	73,224
Total Adjustments	(885,901)	$(2,387,527)	$1,934,168	$(665,237)

[4]	Total shareholder return is calculated for the measurement period based on a fixed investment of $100 beginning on December 31, 2019 and ending on December 31 of each applicable year in the Pay Versus Performance Table, assuming the reinvestment of dividends.
[5]	Total shareholder return is calculated for the Standard & Poor’s Rating Services (S&P) Hotels, Resorts & Cruise Lines index for the measurement period based on a fixed investment of $100 beginning on December 31, 2019 and ending on December 31 of each applicable year in the Pay Versus Performance Table, assuming the reinvestment of dividends. This industry index is also used in the Stock Performance Graph in Item 5 of our 2023 Annual Report on Form 10-K.
[6]	The Company has identified adjusted EPS as the company-selected financial performance measure for the pay versus performance disclosure as it represents the most important financial performance measure use to link CAP to our CEO and other NEOs in 2023 to the Company's performance. (See Appendix A in this Proxy Statement for a reconciliation of adjusted EPS, a non-GAAP measure, the most directly comparable GAAP measure.)